COMMITMENTS AND CONTINGENCIES - Commitments - Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt
Total debt	$ 259,516	$ 701,771
Senior Notes
Debt
Total debt	203,200	$ 303,800
2023	80,600
2024	80,600
2025	21,000
2026	$ 21,000